Financial Instruments and Risk Management - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 30, 2016 BRL (R$)	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 BRL (R$) shares	Sep. 23, 2016 shares	Sep. 06, 2016 shares	May 31, 2016 shares	Dec. 31, 2015 BRL (R$) shares	Dec. 31, 2014 BRL (R$)
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Securities held for trading					R$ 1,044			R$ 995
Financial instruments held to maturity					R$ 45			50
Description of annual rates loans and debentures					IPCA + 4.70% and 8.07%, and CDI + 0.69% to 5.62%
Loans, financings and debentures					R$ 14,398			R$ 15,179
Preferred shares | shares					1,258,841,654	1,258,841,654	1,258,841,654	1,258,841,654				1,258,841,654
Exercise price of put option as number of times adjusted net profit					15
Exercise price of call option as number of times adjusted net profit					16
Option vesting date					Jan. 01, 2021
Net effect of call and put options					R$ 1
Non cash negative adjustment from derivative transaction					R$ (32)
Percentage of increase in US dollars					3.11%	3.11%	3.11%
Percentage of increase in euro					1.13%
Actuarial assumption of expected rates of inflation					4.00%	4.00%	4.00%	4.50%				5.50%
Cash flow projection period					12 months
Daily liquidity projection period					180 days
Allowance for doubtful debtors					R$ 568			R$ 660				R$ 625	R$ 650
Equity					R$ 14,330			12,934				R$ 12,988	R$ 11,285
Events After Reporting Period [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Increase in inflation rate	50.00%
Events After Reporting Period [Member] | IPCA [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Actuarial assumption of expected rates of inflation	4.43%			4.43%
Increase in inflation rate	25.00%
Probable scenario 2 [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Percentage of depreciation from real exchange rate	25.00%			25.00%	25.00%	25.00%	25.00%
Scenario 3 [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Percentage of depreciation from real exchange rate	50.00%			50.00%	50.00%	50.00%	50.00%
Bottom of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Risk-free interest rate					3.50%
Volatility					20.00%
Put option, price					R$ 487
Top of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Risk-free interest rate					11.50%
Volatility					90.00%
Put option, price					R$ 532
Certificado De Deposito Interbancario [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Calculation of percentage of loans and debentures					147.50%
Put option - SAAG [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Exercise price of financial remuneration percentage					7.00%
Liability					R$ 312			196
Put option [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Description of terms of shares reserved for issue under options and contracts for sale of shares					1) The maturity of the Put Option granted in 2011 by Cemig in favor of the unit holders of FIP Redentor, initially specified to be May 31, 2016, was postponed, to two separate exercise dates: a) First option exercise window: The intention to exercise may be stated by any direct Shareholder/s who decide to do so, independently of the exercise of the Put Option by the other direct Shareholders, up to September 23, 2016, inclusive, and shall cover only preferred shares in Parati, up to a limit of 153,634,195 shares, representing 14.30% of the total shares in Parati held by the other direct Shareholders. b) Second option exercise window: The intention to exercise may be stated by any direct Shareholder/s who decide to do so, independently of the exercise of the Put Option by the other direct Shareholders, up to September 23, 2017, inclusive, and may cover the totality of the shares in Parati, being independent of any exercise, or not, of the Put Option in the first payment window. Cemig made the payment on November 30, 2017.
Put option [Member] | Bottom of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Risk-free interest rate					6.05%
Volatility					23.00%
Put option, price					R$ 276
Put option [Member] | Top of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Risk-free interest rate					10.05%
Volatility					83.00%
Put option, price					R$ 377
Put options for shares in Parati [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Exercise price of financial remuneration percentage					0.90%
Credit Risk [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Allowance for doubtful debtors					R$ 546			R$ 660
Credit Risk [Member] | Bottom of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Number of risk rating agencies used					3
Equity					R$ 400
Basel ratio					12.00%
Selic rate [member] | Events After Reporting Period [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Borrowings interest rate	6.75%			6.75%
Increase in interest rate				25.00%
TJLP [member] | Events After Reporting Period [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Borrowings interest rate	7.00%			7.00%
Increase in interest rate				50.00%
US dollar [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Loans, financings and debentures					R$ 3,357		$ 3,357
Exchange rate					3.411
Euro [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Loans, financings and debentures					R$ 4	€ 4
Exchange rate					3.922
Ordinary shares [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Number of shares reserved for issue under options | shares											55,234,637
Ordinary shares [member] | Light SA [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Number of shares reserved for issue under options | shares											53,152,298
Preference shares [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Preferred shares | shares					838,076,946	838,076,946	838,076,946	838,076,946				838,076,946
Preference shares [member] | Put option [Member] | Top of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Number of shares held by associates | shares									153,634,195
Percentage of preferred shares									14.30%
Preference shares [member] | Transmissora Alianca de Energia Eletrica S.A. [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Number of shares reserved for issue under options | shares											110,469,274
Lepsa [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Percentage of share of put option divided among partners			50.00%
RME [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Percentage of share of put option divided among partners			50.00%
Cemig Telecom [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Cash paid for exercise of put option		R$ 222
Cemig Telecom [member] | Preference shares [member] | Put option [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Preferred shares | shares										153,634,195
Level 2 [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Financial instruments held to maturity					R$ 45			R$ 50
Loans, financings and debentures								R$ 14,711
Parent [member] | Credit Risk [Member] | Bottom of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Portfolio percentage of individual					30.00%
Individual company [Member] | Credit Risk [Member] | Bottom of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [Line Items]
Portfolio percentage of individual					50.00%